Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Callable Commitments
As of December 31, 2018 and 2017, the Account had the following immediately callable commitments to purchase additional interests in its limited partnership investments:

	December 31,
	2018	2017
Taconic New York City GP Fund	$26.0	$32.0
LCS SHIP Venture I, LLC	75.0	—
	$101.0	$32.0